SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2017
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1) (2)	Fair Value (2)	Amount at which shown in the balance sheet (2)
Fixed maturities
U.S. government and government sponsored enterprises	$2,215,738	$2,205,964	$2,205,964
U.S. states, territories and municipalities	648,018	690,311	690,311
Non-U.S. sovereign government, supranational and government related	1,696,378	1,750,770	1,750,770
Corporate bonds	6,033,574	6,128,636	6,128,636
Asset-backed securities	46,946	51,703	51,703
Residential mortgage-backed securities	1,835,171	1,822,725	1,822,725
Other mortgage-backed securities	4,744	4,750	4,750
Fixed maturities	12,480,569	12,654,859	12,654,859
Equities
Banks, trust and insurance companies	27,154	40,602	40,602
Industrial, miscellaneous and all other	540,694	597,994	597,994
Equities	567,848	638,596	638,596
Short-term investments	4,394	4,400	4,400
Other invested assets (3)		639,572	639,572
Total		$13,937,427	$13,937,427

(1)	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.

(2)
Excludes the investment portfolio underlying the funds held–directly managed account. While the net investment income and net realized and unrealized gains and losses inure to the benefit of the Company, the Company does not legally own the investments.

(3)	Other invested assets excludes the Company’s investments accounted for using the cost method of accounting and the equity method of accounting of $746 million.